Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

5                  Revenue

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	373,348	489,569	452,670
Surgical aesthetic medical services	313,897	319,239	401,645
General healthcare services and other aesthetic medical services	74,061	60,242	47,258
	761,306	869,050	901,573

Revenue is recognised at a point in time when the respective services are rendered. All of the contract liabilities as of 31 December 2018 (RMB5,996,000) and 2019 (RMB5,542,000) were recognised as revenue in the subsequent 12‑month period.